Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of restatement of previously issued balance sheet	Jul. 19, 2021 USD ($)
As Previously Reported [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of restatement of previously issued balance sheet [Line Items]
Common stock subject to possible redemption	$ 154,073,040
Total common stock subject to possible redemption	154,073,040
Common stock	631
Additional paid-in capital	5,258,926
Accumulated deficit	(259,547)
Total stockholders’ equity (deficit)	5,000,010
Adjustments [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of restatement of previously issued balance sheet [Line Items]
Common stock subject to possible redemption	7,818,210
Allocation of underwriter’s discounts, offering costs and deferred fees to shares	(3,657,956)
Immediate accretion to redemption value	15,991,706
Total common stock subject to possible redemption	20,151,960
Common stock	(200)
Additional paid-in capital	(5,258,926)
Accumulated deficit	(14,892,834)
Total stockholders’ equity (deficit)	(20,151,960)
As Revised [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of restatement of previously issued balance sheet [Line Items]
Common stock subject to possible redemption	161,891,250
Allocation of underwriter’s discounts, offering costs and deferred fees to shares	(3,657,956)
Immediate accretion to redemption value	15,991,706
Total common stock subject to possible redemption	174,225,000
Common stock	431
Accumulated deficit	(15,152,381)
Total stockholders’ equity (deficit)	$ (15,151,950)